FINANCIAL INSTRUMENTS (Schedule of Financial Liabilities based on Contractual Undiscounted Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables	$ 17,285	$ 18,036
Other accounts payables	5,261	5,820
Long term loans and capital leases (including interest)	1,331	2,095
Financial liabilities	23,877	25,951
Less than one year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables	17,285	18,036
Other accounts payables	5,261	5,820
Long term loans and capital leases (including interest)	595	669
Financial liabilities	23,141	24,525
1 to 2 [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables
Other accounts payables
Long term loans and capital leases (including interest)	495	634
Financial liabilities	495	634
2 to 3 [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables
Other accounts payables
Long term loans and capital leases (including interest)	209	532
Financial liabilities	209	532
3 to 5 [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables
Other accounts payables
Long term loans and capital leases (including interest)	32	260
Financial liabilities	$ 32	$ 260